RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	12 Months Ended
Dec. 31, 2025
The Plan
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500	RECONCILIATION OF FINANCIAL STATEMENTS TO FORM 5500
As of December 31, 2025 and 2024, reconciliation of net assets available for benefits per the financial statements to the Form 5500 was as follows:

	2025	2024
Net assets available for benefits per the financial statements	$671,123,285	$728,953,226
Less: Cumulative deemed distributions of participant loans	(170,016)	(347,005)
Net assets available for benefits per Form 5500	$670,953,269	$728,606,221
For the year ended December 31, 2025, reconciliation of the change in net assets available for benefits per the financial statements to the Form 5500 was as follows:

2025
Change in net assets available for benefits per the financial statements	$82,342,837
Add: Change in 2024 cumulative deemed distributions of participant loans	347,005
Less: Change in 2025 cumulative deemed distributions of participant loans	(170,016)
Change in net assets available for benefits per Form 5500	$82,519,826

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